Noncontrolling Interests - Additional Information (Details)	Jun. 30, 2021	Dec. 31, 2020
Shangchi Automobile And Subsidiary Shenzhen Yimao [Member]
Noncontrolling equity interest ownership percentage	30.00%	30.00%